Global Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	(2.90%)	3.36%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.50%	6.52%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.38%	(0.82%)	2.66%
GBF Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.88%	(0.90%)	2.40%
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	(0.51%)	2.74%
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.19%	(1.72%)	1.34%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.44%	(0.99%)	1.41%
Investor | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	(0.81%)	2.44%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.